Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2015, the Company was obligated under non-cancellable operating leases minimum rentals as follows:

HK$

Years ending December 31,
2016	9,221
2017	7,315
2018	2,555
Thereafter	143
Total minimum lease payments	19,234